Earnings per Share - Additional Information (Details) - $ / shares	2 Months Ended	12 Months Ended
	Feb. 22, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		99,502,243	99,311,551	98,897,345
Diluted weighted average number of common shares outstanding		114,172,782	114,005,983	113,662,362
Basic net income per share		$ 1.08	$ 85.20	$ 1.06
Diluted net income per share		$ 1.00	$ 74.27	$ 0.97
Rights Agreement
Earnings Per Share Basic [Line Items]
Issuance of new shares	14,630,813
Rights Agreement | Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares	27,777,341
Implementation of Rights Agreement and Newly Issued Common and Preferred Shares Not in Effect
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		71,724,902
Diluted weighted average number of common shares outstanding		71,764,628
Basic net income per share		$ 1.59
Diluted net income per share		$ 1.59